Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,787	$ 825
Trade and other receivables	1,151	1,167
Other financial assets	612	533
Prepaid expenses and other current assets	425	546
Current assets	3,975	3,071
Property and equipment, net	545	615
Computer software, net	830	900
Other identifiable intangible assets, net	3,427	3,518
Goodwill	5,976	5,853
Equity method investments	1,136	1,551
Other non-current assets	788	611
Deferred tax	1,204	1,176
Total assets	17,881	17,295
Liabilities
Current indebtedness		579
Payables, accruals and provisions	1,410	1,373
Deferred revenue	866	833
Other financial liabilities	376	434
Current liabilities	2,652	3,219
Long-term indebtedness	3,772	2,676
Provisions and other non-current liabilities	1,083	1,264
Deferred tax	394	576
Total liabilities	7,901	7,735
Equity
Capital	5,458	5,377
Retained earnings	5,211	4,965
Accumulated other comprehensive loss	(689)	(782)
Total equity	9,980	9,560
Total liabilities and equity	$ 17,881	$ 17,295